Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing and Procedures of Equity-Based Compensation Awards.
Annual equity-based awards under our LTI compensation program are approved at a prescheduled meeting of the Compensation Committee each February and, consistent with our historical practice, are granted on that same date. The timing of grants was determined by the Compensation Committee to be appropriate to incentivize senior executives to deliver on the Company’s strategic objectives for the fiscal year and coincides with our calendar-year compensation and performance review cycle, thereby strengthening the link between pay and performance.
In addition, the Compensation Committee periodically grants restricted stock unit (“RSU”) awards to newly hired senior executives and to continuing senior executives for increased responsibilities that accompany changes in position and for retention purposes. These awards are approved at prescheduled meetings of the Compensation Committee. The Compensation Committee has also authorized our President and Chief Executive Officer to make such awards to individuals who are not senior executives, subject
to prescribed parameters. These awards are granted on the first calendar day of the month following approval of the award by the Compensation Committee or our President and Chief Executive Officer, as applicable. In the event that an award is approved prior to an individual’s employment start date with the Company, the award will be granted on the first calendar day of the first month on or following the individual’s employment start date; however, if an award is approved contingent on the award recipient providing documentation supporting the forfeiture of compensation from a former employer and that documentation has not been provided as of the individual’s employment start date, the award will be granted on the first calendar day of the month following the provision of such documentation and acceptance by the Company.
Typically, equity-based awards are denominated as a dollar value and then converted into a number of PSUs, RSUs or stock options. The number of PSUs or RSUs is determined based on the fair market value of the Company’s common stock. The number of stock options is determined based on the grant date fair value of a stock option to purchase a share of the Company’s common stock. The grant date fair value of stock options, PSUs or RSUs is determined in accordance with Financial Accounting Standards Board Accounting Standards
Codification
Topic 718,
Compensation-Stock Compensation
(“FASB ASC Topic 718”). We believe that our equity-based compensation grant procedures effectively protect against the manipulation of grant timing for employee gain.
Under the 2020 Incentive Stock and Stock Award Plan, the fair market value of the Company’s common stock is defined as the average of the high and low trading prices of the Company’s common stock on the trading day immediately preceding the grant date.
Under
the Amended and Restated 2020 Incentive and Stock Award Plan, the fair market value of the Company’s common stock is defined as the closing price of the Company’s common stock on the trading day immediately preceding the grant date.
The Company does not grant stock options or PSUs to our executive officers in anticipation of the release of significant earnings announcements or other material non-public information (“MNPI”) likely to result in changes to the price of our common shares. Similarly, we do not time the release of MNPI based on equity award grant dates. In the event MNPI becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
The Company’s human resources staff regularly monitors, and updates the Compensation Committee on, the use of shares of the Company’s common stock for equity-based awards and the number of shares available for future awards under our equity-based compensation plans. As part of the process of granting annual LTI compensation, the Compensation Committee considers share use and equity run rate (a measure of the potential dilutive impact of the Company’s equity award program, defined as the number of shares underlying awards granted plus the number of shares underlying awards assumed upon acquisition (if any), divided by weighted average common shares outstanding) so that annual LTI awards, and the extent to which shares of the Company’s common stock are used for those awards, are maintained at a reasonable level.

Award Timing Method	Annual equity-based awards under our LTI compensation program are approved at a prescheduled meeting of the Compensation Committee each February and, consistent with our historical practice, are granted on that same date.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false